CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS	12 Months Ended
Dec. 31, 2011
Capital Requirements and Regulatory Matters [Abstract]
CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS
NOTE R—CAPITAL REQUIREMENTS AND RELATED REGULATORY MATTERS

Current banking regulations restrict the ability to transfer funds from subsidiaries to their parent in the form of cash dividends, loans or advances.  As of December 31, 2011, Capitol's bank subsidiaries were prohibited from making dividend payments to the Corporation without prior regulatory approval.

Each bank and Capitol are subject to complex capital requirements.  Federal financial institution regulatory agencies impose certain risk-based capital requirements on financial institutions and bank holding companies.  Those guidelines require all banks and bank holding companies to maintain certain minimum ratios and related amounts based on 'Tier 1' and 'Tier 2' capital and 'risk-weighted assets' as defined and periodically prescribed by the respective regulatory agencies.  Failure to meet these capital requirements can result in severe regulatory enforcement action or other adverse consequences for a depository institution and, accordingly, could have a material impact on Capitol's consolidated financial statements and financial position.

Under the regulatory capital adequacy requirements and related framework for prompt corrective action, the specific capital requirements involve quantitative measures of assets, liabilities and certain off-balance-sheet items calculated under regulatory accounting practices.  The capital amounts and classifications are also subject to qualitative judgments by regulatory agencies with regard to components, risk weighting and other factors.

In September 2009, Capitol and its second-tier bank holding companies entered into an agreement with the Federal Reserve Bank of Chicago (the "Reserve Bank") under which Capitol agreed to refrain from the following actions without the prior written consent of the Reserve Bank:  (i) declare or pay dividends; (ii) receive dividends or any other form of payment representing a reduction in capital from Michigan Commerce Bank, or from any of its subsidiary institutions that are subject to any restriction by the institution's federal or state regulator that limits the payment of dividends or other intercorporate payments; (iii) make any distributions of interest, principal, or other sums on subordinated debentures or trust-preferred securities; (iv) incur, increase or guarantee any debt; or (v) purchase or redeem any shares of the stock of Capitol, the second-tier bank holding companies, nonbank subsidiaries or any of the subsidiary banks that are held by shareholders other than Capitol.

In addition, Capitol agreed to:  (i) submit to the Reserve Bank a written plan to maintain sufficient capital at Capitol on a consolidated basis and at Michigan Commerce Bank (as Capitol's largest bank subsidiary and a separate legal entity on a stand-alone basis); (ii) notify the Reserve Bank no more than 30 days after the end of any quarter in which Capitol's consolidated or Michigan Commerce Bank's capital ratios fall below the approved capital plan's minimum ratios as well as if any subsidiary institution's ratios fall below the minimum ratios required by the institution's federal or state regulator; (iii) review and revise its ALLL methodology for loans held by Capitol and submit to the Reserve Bank a written program for maintenance of an adequate ALLL for loans held by Capitol; (iv) take all necessary actions to ensure each of its subsidiary institutions comply with Federal Reserve regulations; (v) refrain from increasing any fees or charging new fees to any subsidiary institution without the prior written consent of the Reserve Bank; (vi) submit to the Reserve Bank a written plan to enhance the consolidated organization's risk management practices, a strategic plan to improve the consolidated organization's operating results and overall condition, and a cash flow projection; (vii) comply with laws and regulations regarding senior executive officer positions and severance payments; and (viii) provide quarterly reports to the Reserve Bank regarding these undertakings.

Many of Capitol's bank subsidiaries have entered into formal agreements (as well as informal agreements) with their applicable regulatory agencies.  Those agreements provide for certain restrictions and other guidelines and/or limitations to be followed by the banks.  The banks generally subject to such agreements are noted as such in the regulatory capital summary appearing on page F-38 of this document.

The FDIC may issue Prompt Corrective Action Notifications ("PCAN") to banking subsidiaries falling below the "adequately-capitalized" regulatory-capital classification, and subsequently may issue Prompt Correction Action Directives ("PCAD").  PCADs may be issued when a bank, which has previously received a PCAN, has submitted two consecutive capital restoration plans which have been rejected by the FDIC.

Certain banking subsidiaries have received a PCAD, which are listed on page F-40 of this document.  These banks are striving to develop and implement capital restoration plans which may be acceptable to the FDIC.

The following table summarizes the amounts (in $1,000s) and related ratios of Capitol's consolidated regulatory capital position:

	December 31
		2011		2010
Tier 1 capital to average adjusted total assets:
Minimum required amount	≥	$92,356	≥	$155,224
Actual amount		$(109,146)		$(39,980)
Ratio		(4.73)%		(1.03)%

Tier 1 capital to risk-weighted assets:
Minimum required amount(1)	≥	$68,615	≥	$110,909
Actual amount		$(109,146)		$(39,980)
Ratio		(6.36)%		(1.44)%

Combined Tier 1 and Tier 2 capital to risk- weighted assets:
Minimum required amount(2)	≥	$137,231	≥	$221,818
Actual amount		$(109,146)		$(39,980)
Ratio		(6.36)%		(1.44)%

(1)	The minimum required ratio of Tier 1 capital to risk-weighted assets to be considered adequately-capitalized is 4%.
(2)	The minimum required ratio of Tier 1 and Tier 2 capital to risk-weighted assets to be considered adequately-capitalized is 8%.

Capitol's total risk-based capital ratio at December 31, 2011 and 2010 was materially and adversely impacted by the exclusion of approximately $171.5 million and $203.7 million, respectively, of previously-qualifying Tier 2 capital, inasmuch as Tier 2 capital is limited to 100% of Tier 1 capital, primarily trust-preferred securities and a portion of the allowance for loan losses.  The Tier 1 capital deficit beginning with the year-end 2010 resulted from operating losses; however, a Tier 2 limitation, primarily due to the exclusion of trust-preferred securities, did not apply to Capitol's regulatory capital computations at earlier measurement dates prior to 2010.

The preceding summary indicates that Capitol, on a consolidated basis, was classified as less than "adequately-capitalized" at December 31, 2011.  In addition, several of its bank subsidiaries had capital levels resulting in classification as "undercapitalized" or "significantly-undercapitalized" at that date.

Banks and bank holding companies which are less than "adequately-capitalized" are subject to increased regulatory oversight, intervention, requirements and limitations.  Regarding banks classified as less than "adequately-capitalized," or otherwise noncompliant with formal regulatory agreements, management is taking action to improve such capital classifications and related compliance in the future, subject to the availability of capital and continued cooperation by regulatory agencies (see Note U).